FAIR VALUE MEASUREMENTS - Summary the Fair Value of Assumption of Warrant Liabilities (Details) - $ / shares					3 Months Ended	6 Months Ended	9 Months Ended
	Jul. 31, 2015	Jul. 29, 2015	Jul. 25, 2015	Mar. 03, 2015	Mar. 31, 2015	Jun. 30, 2015	Sep. 30, 2015
Equity issuance price per share	$ 0.87	$ 1.00	$ 1.70	$ 5.50	$ 5.20	$ 1.60	$ 0.48
Strike price	$ 2.50	$ 1.24	$ 2.56	$ 6.40	$ 6.40
Remaining term (years)	4 months 24 days	5 years	5 years	5 years	4 years 11 months 5 days
Volatility	1.07%	1.07%	1.08%	1.15%	1.24%	1.08%	1.10%
Risk-free rate	0.0012%	0.0162%	0.017%	0.0161%	0.0137%	0.0163%	0.0137%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Strike price						$ 2.53	$ 1.24
Remaining term (years)						4 years 8 months 5 days	4 years 5 months 1 day
Maximum [Member]
Strike price						$ 6.40	$ 6.40
Remaining term (years)						4 years 11 months 27 days	4 years 5 months 23 days